Postretirement Benefit Plans - Accumulated Benefit Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Accumulated benefit obligation	$ 460	$ 96
Plans with accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation	398	90
Fair value of plan assets	294	3
Plans with projected benefit obligation in excess of plan assets
Projected benefit obligation	476	106
Fair value of plan assets	$ 316	$ 9